SCHEDULE OF COMPONENT OF LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before income tax	$ (6,177,099)	$ (3,078,120)
Income tax
Effective tax rate	21.00%	21.00%	39.00%